Cover	Jan. 22, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2021
Entity File Number	001-34857
Entity Registrant Name	GOLD RESOURCE CORPORATION
Entity Central Index Key	0001160791
Entity Tax Identification Number	84-1473173
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	2000 S. Colorado Boulevard
Entity Address, Address Line Two	Tower 1
Entity Address, Address Line Three	Suite 10200
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80222
City Area Code	303
Local Phone Number	320-7708
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GORO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2886 Carriage Manor Point
Entity Address, City or Town	Colorado Springs
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80906